Summary of Significant Accounting Policies - Schedule of basic and diluted income (loss) per share (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019		Dec. 31, 2018
Accounting Policies [Abstract]
Net income (loss)	$ 300,000	$ (27,400,000)	$ (20,800,000)	$ (29,600,000)	$ 8,853		$ (1,142)
Less: Income attributable to common stock subject to possible redemption					(1,676,357)
Adjusted net loss					$ (1,667,504)
Weighted average shares outstanding, basic and diluted	29,221,460	7,300,000	25,689,145	7,300,000	2,961,370	[1]	3,125,000	[1]
Basic and diluted loss per common share	$ 0.01	$ (3.74)	$ (0.81)	$ (4.05)	$ (0.56)	[2]	$ 0.00	[2]

[1]	Excludes an aggregate of 13,820,208 shares of common stock subject to possible redemption at December 31, 2019.
[2]	Loss per common share - basic and diluted excludes income attributable to common stock subject to possible redemption of $1,676,357 for the year ended December 31, 2019.